Provisions And Contingent Liabilities (Narrative) (Details) - CAD ($)	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Oct. 31, 2023
Disclosure of credit risk exposure [table]
Restructuring charges	$ 291,000,000	$ 0
Litigation and other provision [member] | Bottom of range [member]
Disclosure of credit risk exposure [table]
Bank's reasonable possible losses	0		$ 0
Litigation and other provision [member] | Top of range [member]
Disclosure of credit risk exposure [table]
Bank's reasonable possible losses	$ 1,420,000,000		$ 1,440,000,000